Arrow DWA Balanced Fund

A Series of Northern Lights Fund Trust

Supplement Dated September 5, 2006

To Prospectus Dated August 1, 2006

The following paragraph replaces the fifth paragraph of the "Principal Investment Strategy" section of the prospectus:

To maintain a balanced portfolio, the Fund will invest, under normal circumstances;

•

at least 25% and no more than 65% in equity securities, including ETFs that invest in domestic and international equity securities;

•

at least 25% and no more than 65% of its net assets in fixed income securities of any credit quality, including ETFs that invest in fixed income securities; and

•

at least 10% and no more than 40% of its net assets in alternative assets, including ETFs that invest in alternative assets.

This Supplement and the existing Prospectus dated August 1, 2006, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 1, 2006 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-877-277-6933.